Goodwill And Intangible Assets (Summary Of Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets [Abstract]
Gross Carrying Amount	$ 214.8	$ 57.8
Accumulated Amortization	(38.5)	(32.1)
Net Carrying Amount	176.3	25.7	$ 20.3
Customer Relationships [Member]
Intangible Assets [Abstract]
Gross Carrying Amount	23.9	7.2
Accumulated Amortization	(3.2)	(0.4)
Net Carrying Amount	20.7	6.8
Core Deposit Intangibles [Member]
Intangible Assets [Abstract]
Gross Carrying Amount	126.3
Accumulated Amortization	(7.5)
Net Carrying Amount	118.8
Trade Names [Member]
Intangible Assets [Abstract]
Gross Carrying Amount	27.4	7.4
Accumulated Amortization	(3.0)	(0.5)
Net Carrying Amount	24.4	6.9
Operating Lease Rental Intangibles [Member]
Intangible Assets [Abstract]
Gross Carrying Amount	35.1	42.7
Accumulated Amortization	(24.2)	(31.2)
Net Carrying Amount	10.9	11.5	20.3
Other [Member]
Intangible Assets [Abstract]
Gross Carrying Amount	2.1	0.5
Accumulated Amortization	(0.6)
Net Carrying Amount	$ 1.5	$ 0.5